Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013		Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (17,619)		$ (19,794)
Current period other comprehensive loss before reclassifications	(12,292)
Amounts reclassified	(3,187)
Ending Balance	(33,098)		(19,794)
Change Related to Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(7,872)
Current period other comprehensive loss before reclassifications	(12,292)
Amounts reclassified	(3,529)	[1]
Ending Balance	(23,693)	[2]
Change Related to Shipboard Retirement Plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(9,747)
Amounts reclassified	342	[3]
Ending Balance	$ (9,405)

[1]	We refer you to Note 7- "Fair Value Measurements and Derivatives" for the affected line items in the Consolidated Statements of Operations.
[2]	Of the existing amounts related to derivatives designated as cash flow hedges, $1.8 million of income is expected to be reclassified into earnings in the next 12 months.
[3]	Amortization of prior-service cost and actuarial loss reclassified to payroll and related expense.